Note 1 - Organization and Basis of Presentation: Basis of Presentation (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Basis of Presentation	BASIS OF PRESENTATION These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States.